Segmental analysis	6 Months Ended
Jun. 30, 2022
Segmental analysis
Segmental analysis

6. Segmental analysis

On 27 January 2022, NatWest Group announced that a new franchise, Commercial & Institutional, would be created, bringing together the Commercial, NatWest Markets and RBSI businesses to form a single franchise, with common management and objectives, to best support our customers across the full non-personal customer lifecycle. Comparatives have been re-presented. The re-presentation of operating segments does not change the consolidated financial results of NatWest Group.

The business is organised into the following reportable segments: Retail Banking, Private Banking, Commercial & Institutional, Central items & other and Ulster Bank RoI.

Analysis of operating profit/(loss) before tax

The following tables provide a segmental analysis of operating profit/(loss) before tax by the main income statement captions.

	Go-forward group
					Total
				Central	excluding	Ulster
	Retail	Private	Commercial &	items &	Ulster	Bank
	Banking	Banking	Institutional	other	Bank RoI	RoI	Total
Half year ended 30 June 2022	£m	£m	£m	£m	£m	£m	£m
Continuing operations
Net interest income	2,340	315	1,764	(91)	4,328	6	4,334
Net fees and commissions	219	131	753	7	1,110	14	1,124
Other non-interest income	(5)	15	420	318	748	13	761
Total income	2,554	461	2,937	234	6,186	33	6,219
Depreciation and amortisation	—	—	(82)	(331)	(413)	—	(413)
Other operating expenses	(1,242)	(285)	(1,738)	279	(2,986)	(254)	(3,240)
Impairment (losses)/releases	(26)	11	59	2	46	8	54
Operating profit/(loss)	1,286	187	1,176	184	2,833	(213)	2,620

Half year ended 30 June 2021
Continuing operations
Net interest income	1,976	232	1,487	34	3,729	15	3,744
Net fees and commissions	173	124	702	(10)	989	30	1,019
Other non-interest income	1	12	285	60	358	20	378
Total income	2,150	368	2,474	84	5,076	65	5,141
Depreciation and amortisation	—	—	(85)	(329)	(414)	—	(414)
Other operating expenses	(1,187)	(249)	(1,739)	329	(2,846)	(239)	(3,085)
Impairment releases/(losses)	57	27	613	(1)	696	(13)	683
Operating profit/(loss)	1,020	146	1,263	83	2,512	(187)	2,325

Total revenue(1)

	Go-forward group
					Total
				Central	excluding	Ulster
	Retail	Private	Commercial &	items &	Ulster	Bank
	Banking	Banking	Institutional	other	Bank RoI	RoI	Total
Half year ended 30 June 2022	£m	£m	£m	£m	£m	£m	£m
Continuing operations
External	2,766	407	3,020	1,167	7,360	75	7,435
Inter-segmental	—	106	76	(182)	—	—	—
Total	2,766	513	3,096	985	7,360	75	7,435

Half year ended 30 June 2021
Continuing operations
External	2,667	358	2,662	508	6,195	97	6,292
Inter-segmental	14	60	63	(137)	—	—	—
Total	2,681	418	2,725	371	6,195	97	6,292

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.

Notes

6. Segmental analysis continued

Analysis of net fees and commissions

	Go-forward group
					Total
				Central	excluding	Ulster
	Retail	Private	Commercial &	items &	Ulster	Bank
	Banking	Banking	Institutional	other	Bank RoI	RoI	Total
Half year ended 30 June 2022	£m	£m	£m	£m	£m	£m	£m
Continuing operations
Fees and commissions receivable
- Payment services	152	17	308	—	477	26	503
- Credit and debit card fees	203	8	102	—	313	10	323
- Lending and financing	8	4	327	—	339	1	340
- Brokerage	27	3	21	—	51	—	51
- Investment management, trustee and fiduciary services	1	114	22	—	137	—	137
- Underwriting fees	—	—	65	—	65	—	65
- Other	—	—	56	(51)	5	—	5
Total	391	146	901	(51)	1,387	37	1,424

Fees and commissions payable	(172)	(15)	(148)	58	(277)	(23)	(300)
Net fees and commissions	219	131	753	7	1,110	14	1,124

Half year ended 30 June 2021
Continuing operations
Fees and commissions receivable
- Payment services	145	16	271	—	432	26	458
- Credit and debit card fees	149	4	70	—	223	8	231
- Lending and financing	6	4	304	—	314	1	315
- Brokerage	32	3	25	—	60	—	60
- Investment management, trustee and fiduciary services	1	113	22	—	136	1	137
- Underwriting fees	—	—	77	—	77	—	77
- Other	—	16	66	(56)	26	—	26
Total	333	156	835	(56)	1,268	36	1,304

Fees and commissions payable	(160)	(32)	(133)	46	(279)	(6)	(285)
Net fees and commissions	173	124	702	(10)	989	30	1,019

Total assets and liabilities

	Go-forward group
					Total
				Central	excluding	Ulster
	Retail	Private	Commercial &	items &	Ulster	Bank
	Banking	Banking	Institutional	other	Bank RoI	RoI	Total
30 June 2022	£m	£m	£m	£m	£m	£m	£m
Assets	216,174	30,045	451,530	87,050	784,799	21,679	806,478
Liabilities	194,182	41,720	441,393	74,359	751,654	16,197	767,851

31 December 2021
Assets	209,973	29,854	425,718	93,614	759,159	22,833	781,992
Liabilities	192,715	39,388	411,757	77,308	721,168	19,021	740,189